Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term deposit liabilities	$ 466,442	$ 415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	430,000	379,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	127,349	94,585
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	77,433	62,814
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	97,889	92,507
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	39,519	50,055
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	26,858	31,852
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	34,895	31,373
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	25,659	21,130
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 36,840	$ 31,662